UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Address of principal executive offices)(zip code)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	AEROSPACE/DEFENSE — 6.0%
8,000	General Dynamics Corp.	$1,277,520
6,600	United Technologies Corp.	861,894
		2,139,414
	APPAREL — 1.8%
1,214	Kontoor Brands, Inc.	40,960
8,500	VF Corp.	612,000
		652,960
	BANKS — 6.6%
14,500	Bank of New York Mellon Corp.	578,550
9,000	JPMorgan Chase & Co.	1,044,990
11,000	State Street Corp.	749,210
		2,372,750
	COMPUTERS — 1.7%
46,378	Hewlett Packard Enterprise Co.	593,175

	COSMETICS/PERSONAL CARE — 3.7%
3,800	Procter & Gamble Co.	430,274
16,400	Unilever PLC ADR	884,452
		1,314,726
	DIVERSIFIED FINANCIAL SERVICES — 11.0%
16,000	American Express Co.	1,758,880
9,000	Ameriprise Financial, Inc.	1,271,700
7,900	T. Rowe Price Group, Inc.	932,279
		3,962,859
	ELECTRIC — 6.8%
13,000	American Electric Power Co., Inc.	1,160,380
8,284	Duke Energy Corp.	759,643
8,400	Southern Co.	507,024
		2,427,047
	ELECTRONICS — 1.7%
3,400	Allegion PLC	390,966
3,150	Fortive Corp.	217,854
		608,820
	FOOD — 1.3%
9,000	Mondelez International, Inc., Class A	475,200

	HEALTHCARE-PRODUCTS — 3.4%
6,300	Danaher Corp.	910,854
3,022	Medtronic PLC	304,225
		1,215,079
	HEALTHCARE-SERVICES — 5.2%
7,300	Anthem, Inc.	1,876,757

	HOUSEHOLD PRODUCTS/WARES — 4.0%
7,586	Clorox Co.	1,209,360
1,717	Kimberly-Clark Corp.	225,253
		1,434,613
	INSURANCE — 4.7%
3	Berkshire Hathaway, Inc., Class A1	927,288
10,000	Prudential Financial, Inc.	754,500
		1,681,788
	MEDIA — 3.3%
10,151	Walt Disney Co.	1,194,265

	MISCELLANEOUS MANUFACTURING — 9.7%
3,600	3M Co.	537,264
18,000	Eaton Corp. PLC	1,632,960
10,200	Ingersoll-Rand PLC	1,316,208
		3,486,432
	PHARMACEUTICALS — 6.7%
5,000	Bristol-Myers Squibb Co.	295,300
13,820	Merck & Co., Inc.	1,058,059
31,000	Pfizer, Inc.	1,036,020
		2,389,379
	RETAIL — 2.3%
4,225	McDonald's Corp.	820,368

	SEMICONDUCTORS — 4.0%
26,000	Intel Corp.	1,443,520

	SOFTWARE — 4.3%
25,000	Oracle Corp.	1,236,500
2,500	VMware, Inc., Class A1	301,300
		1,537,800
	TELECOMMUNICATIONS — 7.0%
37,500	Cisco Systems, Inc.	1,497,375
20,000	Corning, Inc.	477,200
10,000	Verizon Communications, Inc.	541,600
		2,516,175
	TRANSPORTATION — 1.3%
3,000	Union Pacific Corp.	479,430

	TOTAL COMMON STOCKS
	(Cost $16,671,420)	34,622,557

  See accompanying Notes to Schedules of Investments.

1

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.7%
	DEMAND DEPOSIT — 2.7%
$952,352	U.S. Bank Money Market Deposit Account, 0.30%[2]	$952,352

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $952,352)	952,352

	TOTAL INVESTMENTS — 99.2%
	(Cost $17,623,772)	35,574,909

	Other Assets in Excess of Liabilities — 0.8%	297,784

	TOTAL NET ASSETS — 100.0%	$35,872,693

ADR – American Depositary Receipt

PLC – Public Limited Company

[1]	Non-income Producing.
[2]	The Money Market Deposit Account (the "MMDA:) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of February 29, 2020

See accompanying Notes to Schedules of Investments.

2

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.1%
	AEROSPACE/DEFENSE — 1.0%
7,009	Astronics Corp., Class B1	$141,582
24,931	Ducommun, Inc.[1]	1,113,169
		1,254,751
	AGRICULTURE — 1.2%
57,879	Darling Ingredients, Inc.[1]	1,487,490

	APPAREL — 5.3%
32,912	Deckers Outdoor Corp.[1]	5,720,106
35,095	Delta Apparel, Inc.[1]	693,477
		6,413,583
	COMMERCIAL SERVICES — 1.2%
43,950	Deluxe Corp.	1,463,535

	DISTRIBUTION/WHOLESALE — 0.8%
9,574	Anixter International, Inc.[1]	933,561

	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
17,600	Graham Corp.	291,808
241	Littelfuse, Inc.	38,483
		330,291
	ELECTRONICS — 12.0%
42,610	SYNNEX Corp.	5,327,529
39,252	Tech Data Corp.[1]	5,589,092
197,337	Vishay Intertechnology, Inc.	3,690,202
		14,606,823
	ENGINEERING & CONSTRUCTION — 0.4%
16,414	VSE Corp.	483,392

	ENVIRONMENTAL CONTROL — 2.8%
59,286	Stericycle, Inc.[1]	3,404,795

	FOREST PRODUCTS & PAPER — 3.0%
110,148	Schweitzer-Mauduit International, Inc.	3,714,191

	GAS — 4.3%
68,193	New Jersey Resources Corp.	2,407,895
105,241	South Jersey Industries, Inc.	2,846,769
		5,254,664
	HAND/MACHINE TOOLS — 2.3%
82,156	Colfax Corp.[1]	2,749,761

	HOUSEHOLD PRODUCTS/WARES — 0.1%
8,688	CSS Industries, Inc.	81,407

	INSURANCE — 10.8%
65,266	American Equity Investment Life Holding Co.	1,649,925
29,195	American National Insurance Co.	2,871,620
68,932	CNO Financial Group, Inc.	1,104,291
26,226	Crawford & Co., Class B	179,124
71,182	Horace Mann Educators Corp.	2,771,115
56,217	RLI Corp.	4,518,722
		13,094,797
	MACHINERY-CONSTRUCTION & MINING — 2.8%
47,942	Oshkosh Corp.	3,459,015

	MACHINERY-DIVERSIFIED — 4.9%
51,381	CSW Industrials, Inc.	3,382,925
51,678	Graco, Inc.	2,548,759
		5,931,684
	MEDIA — 4.4%
112,461	Meredith Corp.	2,963,347
74,712	Scholastic Corp.	2,397,508
		5,360,855
	METAL FABRICATE/HARDWARE — 1.2%
93,220	LB Foster Co.[1]	1,469,147

	MINING — 0.8%
105,000	Livent Corp.[1]	937,650

	MISCELLANEOUS MANUFACTURING — 4.3%
3,900	Chase Corp.	346,281
89,029	Fabrinet[1]	4,907,278
		5,253,559
	PHARMACEUTICALS — 1.8%
60,000	Owens & Minor, Inc.	409,800
46,167	Prestige Consumer Healthcare, Inc.[1]	1,724,799
		2,134,599
	SAVINGS & LOANS — 1.4%
69,730	Axos Financial, Inc.[1]	1,736,974

	SEMICONDUCTORS — 4.1%
76,267	Synaptics, Inc.[1]	5,037,435

	SOFTWARE — 3.1%
84,414	CSG Systems International, Inc.	3,735,320

	TELECOMMUNICATIONS — 2.4%
55,442	InterDigital, Inc.	2,932,327

	TEXTILES — 2.4%
15,529	UniFirst Corp.	2,885,444

	TOTAL COMMON STOCKS
	(Cost $64,671,047)	96,147,050

  See accompanying Notes to Schedules of Investments.

1

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 20.9%
	DEMAND DEPOSIT — 20.9%
$25,490,929	U.S. Bank Money Market Deposit Account, 0.30%[2]	$25,490,929

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,490,929)	25,490,929

	TOTAL INVESTMENTS — 100.0%
	(Cost $90,161,976)	121,637,979

	Liabilities in Excess of Other Assets — (0.0)%	(58,866)

	TOTAL NET ASSETS — 100.0%	$121,579,113

[1]	Non-income Producing.
[2]	The Money Market Deposit Account (the "MMDA:) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of February 29, 2020

See accompanying Notes to Schedules of Investments.

2

Notes to Schedules of Investments (Unaudited)

Security Valuation

Securities, including common stocks and closed-end funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the Funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. The Money Market Demand Account is priced at cost and is generally classified as a Level 1 investment. Debt securities are priced by an independent pricing service. The pricing service may use one or more pricing models. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common stocks, closed-end funds, demand deposits and mutual funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

As of February 29, 2020, the Funds did not hold any Level 3 securities. There were no transfers into or out of level 3 during the current period.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 29, 2020.

Queens Road Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$34,622,557	$-	$-	$34,622,557
Short-Term Investments	952,352	-	-	952,352
Total	$35,574,909	$-	$-	$35,574,909

Queens Road Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$96,147,050	$-	$-	$96,147,050
Short-Term Investments	25,490,929	-	-	25,490,929
Total	$121,637,979	$-	$-	$121,637,979

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bragg Capital Trust

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

April 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

April 28, 2020

/s/ Benton S. Bragg

By: Benton S. Bragg

Treasurer

April 28, 2020